COMMITMENT AND CONTINGENCIES (Details) $ in Thousands	3 Months Ended
	Mar. 31, 2015 USD ($)	Jun. 14, 2014 claim
Pending Litigation [Member] | Delaware Coastal Zone Act [Member]
Loss Contingency, Pending Claims, Number | claim		2
PBF Energy and Valero [Member] | DCR Assets [Member] | Environmental Issue [Member]
Site Contingency, Loss Exposure Not Accrued, High Estimate	$ 20,000
Environmental Insurance Policies, Term of Policies	10 years
Valero [Member] | DCR Assets [Member] | Environmental Issue [Member]
Site Contingency, Loss Exposure Not Accrued, High Estimate	$ 75,000